Summary of Significant Accounting Policies (Tables)	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Earnings Per Share, Basic and Diluted [Abstract]
Summary of Basic and Diluted Net Income (Loss) per Ordinary Share
The basic and diluted loss per ordinary share is calculated as follows:

For The Period From July 21, 2020 (inception) through December 31, 2020
Class A Ordinary shares subject to possible redemption
Numerator: Earnings allocable to ordinary shares subject to possible redemption
Income from investments held in Trust Account	$3,841
Less: Company’s portion available to be withdrawn to pay taxes	—

Net income attributable	$3,841

Denominator: Weighted average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	21,719,426

Basic and diluted net income per share	$0.00

Non-Redeemable Ordinary Shares
Numerator: Net Loss minus Net Earnings
Net loss	$(3,294,265)
Less: Net income allocable to Class A ordinary shares subject to possible redemption	3,841

Non-redeemable net loss	$(3,298,105)

Denominator: weighted average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	8,310,766

Basic and diluted net loss per share, Non-redeemable ordinary shares	$(0.40)

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share:

	For the three months ended June 30, 2021	For the six months ended June 30, 2021
Class A Ordinary share subject to possible redemption
Numerator: Earnings allocable to Ordinary shares subject to possible redemption
Income from investments held in Trust Account	$3,293	$6,514
Less: Company’s portion available to be withdrawn to pay taxes	—	—

Net income attributable	$3,293	$6,514

Denominator: Weighted average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	22,474,838	22,024,254

Basic and diluted net income per share	$0.00	$0.00

Non-Redeemable Ordinary Shares
Numerator: Net (Loss) Income minus Net Earnings
Net (loss) income	$(6,784,606)	$2,454,357
Less: Net income allocable to Class A ordinary shares subject to possible redemption	3,293	6,514

Non-redeemable net (loss) income	$(6,787,899)	$2,447,843

Denominator: weighted average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	8,775,162	9,225,746

Basic and diluted net (loss) income per share, Non-redeemable ordinary shares	$(0.77)	$0.27